Accumulated other comprehensive income - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings	$ 4,594,000	$ 10,872,000
Income tax relating to cash flow hedges included in other comprehensive income	1,627,000	3,814,000
Deferred costs of hedging on cross-currency swaps	12,169,000	12,562,000
Reclassification adjustments on other comprehensive income (loss), deferred gains (cost) of hedging, tax	$ 1,859,000	$ 1,919,000